Commitments and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Loss contingency			$ 40.0
Loss contingency accrual reversal	$ 40.0
Purchase commitment		$ 340.0
Purchase obligations remaining		298.0
Purchase obligations, next 12 months		37.0
Financial Standby Letter of Credit | Arduino
Debt Instrument [Line Items]
Guarantor obligation		$ 5.4